Financial Debt	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Financial Debt

NOTE 13 — FINANCIAL DEBT

Gross financial debt as of December 31, 2017 was US$2,955.3 million compared to US$2,850.4 million as of December 31, 2016. Refer to note 2 — “Significant events” for information on the impact on financial debt of the financial restructuring completed on February 21, 2018.

Our gross debt as of December 2017 breaks down as follows:

	December 31,
	2017			2016			2015
	Current	Non- current	Total	Current	Non- current	Total	Total
	(In millions of US$)
High yield bonds	1,573.9	—	1,573.9	8.3	1,421.8	1,430.1	1,438.4
Convertible bonds	396.0	—	396.0	—	332.9	332.9	329.0
Term loans(a)	337.4	—	337.4	1.0	331.8	332.8	334.6
Credit facilities(a)	470.5	—	470.5	13.5	535.4	548.9	540.1
Bank loans and other loans(a)	4.6	—	4.6	34.1	60.1	94.2	131.1
Finance lease debt	5.8	52.3	58.1	8.9	66.7	75.6	86.1

Sub-total	2,788.2	52.3	2,840.5	65.8	2,748.7	2,814.5	2,859.3

Accrued interests	114.6	—	114.6	34.3	—	34.3	24.8

Financial debt	2,902.8	52.3	2,955.1	100.1	2,748.7	2,848.8	2,884.1

Bank overdrafts	0.2	—	0.2	1.6	—	1.6	0.7
Total(b)	2,903.0	52.3	2,955.3	101.7	2,748.7	2,850.4	2,884.8

(a)

At December 31, 2017, US$809.8 million (before issuing fees) out of US$808.5 million of loans net of issuing fees (credit facilities, bank loans and other loans) were secured by tangible assets and receivables.

(b)

After completion of the financial restructuring, the financial debt decreases from US$2,955 million as of December 31, 2017 down to US$1,205 million as of February 21, 2018, out of which US$10 million are current and US$1,195 million are non-current. See note 2

Note: For the purposes of the 2016 table above, the various components of our financial debt are presented at their normal maturities even though these debts — except finance lease debt — are presented entirely as current due to the application of IAS 1.

•	Changes in liabilities arising from financing activities

December 31,
2017
(In millions of US$)
Balance at beginning of period	2,848.8
Decrease in long term debts	(26.9)
Increase in long term debts	2.3
Reimbursement on leasing	(5.7)
Financial interests paid	(85.0)
Cash flows	(115.3)
Cost of financial debt, net	211.0
Nordic credit facility (see note 2 — New ownership set up for our seismic fleet )	(182.5)
Liabilities linked to charter agreements (see note 2 — Proactive management of maritime liabilities )	70.7
Change in exchange rates	133.2
Other	(10.8)

Balance at end of period	2,955.1

•	Financial debt by financing sources

	Issuing date	Maturity	Nominal amount Dec 31, 2017	Net balance Dec 31, 2017	Interest rate
			(In millions of currency)	(In millions of US$)
High yield bond 2020	2014	2020	€400	479.5	5 7/8%
High yield bond 2021	2011	2021	US$650	604.2	6 1/2%
High yield bond 2021(see note 2 — Proactive management of maritime liabilities)	2017	2021	US$71	70.7	6 1/2%
High yield bond 2022	2014	2022	US$500	419.5	6 7/8%
Sub-total High yield bonds				1,573.9

Convertible bond 2019	2012	2019	€35	40.2	1 1/4%
Convertible bond 2020	2015	2020	€325	355.8	1 3/4%
Sub-total Convertible bonds				396.0

Term loans	2015	2019	US$342	337.4	Libor +5 1/2%

Credit facilities	—	—	—	470.5	—

Other bank loans	—	—	—	1.4	—
Other loans	—	—	—	3.2	—
Sub-total bank loans and other loans				4.6

Real estate finance lease	2010	2022	€75	57.7	—
Other finance lease	—	—	—	0.4	—
Sub-total Finance lease debt				58.1

Total financial debt, excluding accrued interests and bank overdrafts				2,840.5

•	Financial debt by currency

	December 31,
	2017	2016	2015
	(In millions of US$)
US dollar	1,756.7	1,879.3	1,873.8
Euro	1,083.8	935.2	985.5
Other currencies	—	—	—

Total financial debt, excluding accrued interests and bank overdrafts	2,840.5	2,814.5	2,859.3

•	Financial debt by interest rate

	December 31,
	2017	2016	2015
	(In millions of US$)
Variable rates (average effective rate December 31, 2017: 6.76%, 2016: 5.13%, 2015: 5.05%)	807.9	820.9	783.9
Fixed rates (average effective rate December 31, 2017: 5.42%, 2016: 5.43%, 2015: 6.48%)	2,032.6	1,993.6	2,075.4

Total financial debt, excluding accrued interests and bank overdrafts	2,840.5	2,814.5	2,859.3

Variable interest rates are generally based on inter-bank offered rates of the related currency.

•	Analysis of financial covenants as of December 31, 2017

The leverage ratio and interest cover ratio covenants in respect of our secured debt were not applicable as of December 31, 2017 as a result of waivers granted pursuant to the lock-up agreement signed by certain of the secured lenders on June 13, 2017 (see note 2 — “Significant events” for more information).

•	Acceleration of debt issuing fees amortization

Following the approval of the draft safeguard plan by creditors’ committees in France on July 28, 2017 and the approval of Chapter 11 plan by creditors entitled to vote in the US late September, 2017, most of our current debt was settled on February 21, 2018 (see Note 2) through conversion into equity or new debt instruments under our financial restructuring plan. As a result, we have accelerated the amortization of the debt issuing fees. The related impact amounted to US$22.6 million as of December 31, 2017.

•	Term loans

The outstanding value at December 31, 2017, is US$337.4 million net of issuing fees.

On November 19, 2015, CGG S.A. announced that its subsidiary, CGG Holding (U.S.) Inc. (“CGG US”), launched an Exchange Offer in relation to CGG S.A.’s 7.75% Senior Notes due 2017, 6.50% Senior Notes due 2021 and 6.875% Senior Notes due 2022 (the Notes). CGG US offered senior secured term loans (Term Loans) in exchange for any and all of the 7.75% Senior Notes due 2017 and a combined total of up to US$135 million of the 6.5% Senior Notes due 2021 and/or 6.875% Senior Notes due 2022 if accompanied by the concurrent tender of an equal or greater corresponding amount of the 7.75% Senior Notes due 2017. US$135 million of the 7.75% Senior Notes due 2017 was outstanding as of September 30, 2015.

On December 18, 2015, CGG announced that:

•	US$126.7 million out of US$135 million outstanding 2017 notes were replaced by a secured term loan due 2019.
•	US$45.1 million out of US$650 million outstanding 2021 notes were replaced by a secured term loan due 2019.
•	US$80.4 million out of US$500 million outstanding 2022 notes were replaced by a secured term loan due 2019.
•	In addition of the Exchange Offer the €84.4 million Fugro loan was also replaced by a secured term loan due 2019 amounting to US$90 million.

The Term Loans will mature on May 15, 2019 and bear an interest, at the option of the Company, of adjusted LIBOR plus 5.50% per annum or adjusted base rate plus 4.50% per annum. Adjusted LIBOR had a floor of 1.00% and adjusted base rate shall not be less than 2.00%.

The term loans are secured indebtedness ranking pari passu with the existing US and French Revolving Credit Facilities sharing the same security package encompassing notably the fleet streamers, the US Multi-Client Library, the shares of the main Sercel operating entities (Sercel SAS and Sercel Inc), the shares of significant GGR operating entities, and some intercompany loans.

•	High Yield bonds

CGG S.A. issued several bonds in US dollar and euros, with maturities 2017 (fully redeemed), 2020, 2021 and 2022.

These notes are listed on the Luxembourg Stock Exchange; and are guaranteed on a senior basis by certain of our subsidiaries.

Those bonds include certain restrictive covenants, including limitations on additional indebtedness subscriptions, pledges arrangements, sales and lease-back transactions, issuance and sale of equity instruments and dividends payments by certain subsidiaries of the Group.

High yield bonds — (US$500 million, 6.875% Senior Notes, maturity 2022)

Following the 2015 debt exchange offer, our outstanding Senior Notes due 2022 is US$419.6 million (see Term Loans above).

On May 1, 2014, we issued US$500 million principal amount of our 6.875% Senior Notes due 2022.

The Senior Notes were issued at a price of 100% of their principal amount. We used the net proceeds from the notes to redeem the entire US$225 million outstanding principal amount of our 9.50% Senior Notes due 2016 and to repay US$265 million in principal amount of our 7.75% Senior Notes due 2017.

High Yield bonds — (US$71 million, 6.50% Senior Notes, maturity 2021)

On January 20, 2017, CGG entered into agreements to substantially reduce the cash burden of the charter agreements in respect of three cold-stacked seismic vessels. As part of the agreements to settle those amounts on a non-cash basis, CGG issued US$58.6 million of its 2021 Notes bearing a 6.5% interest to the relevant charter counterparties. On March 13, 2017, CGG entered into an agreement to substantially reduce the cash burden of the charter agreement in respect of the “Oceanic Champion”, an active seismic vessel. As part of the agreements to settle those amounts on a non-cash basis, CGG issued US$12.1 million of its 2021 Notes bearing a 6.5% interest to the relevant charter counterparties.

High Yield bonds — (US$650 million, 6.50% Senior Notes, maturity 2021)

Following the 2015 debt exchange offer, our outstanding Senior Notes due 2021 was US$604.9 million (see Term Loans above).

On May 31, 2011, we issued US$650 million principal amount of 6.50% Senior Notes due June 1, 2021.

The Senior Notes were issued at a price of 96.45% of their principal amount, resulting in a yield of 7%. We used the net proceeds of the issuance to redeem the remainder of our US$530 million 7.50% Senior Notes due May 2015 and to repay in full the US$508 million outstanding under our term loan B facility.

High yield bonds — (€400 million, 5.875% Senior Notes, maturity 2020)

On April 23, 2014, we issued €400 million (or US$546.3 million, converted at historical closing exchange rate of US$1.3658) principal amount of our 5.875% Senior Notes due 2020.

The Senior Notes were issued at a price of 100% of their principal amount. We used the net proceeds from the notes to fully repurchase our 1.75% convertible bonds due 2016 amounting to €360 million. The remaining net proceeds were used to reimburse the €28.1 million installment of the vendor loan granted by Fugro due in 2015.

High Yield bonds — (US$400 million, 7.75% Senior Notes, maturity 2017)

On February 24, 2017, we discharged and satisfied in full the indenture in respect of the US$8.3 million outstanding principal amount of our 7.75% senior notes due 2017.

Following the 2015 debt exchange offer, our outstanding Senior Notes due 2017 was US$8.3 million (see Term Loans above).

On June 2, 2014, we redeemed US$265 million of our 7.75% Senior Notes due 2017. This redemption was financed through the US$500 million Senior Notes issuance described above. The notes were redeemed at 101.292% of their principal amount.

On February 9, 2007, we issued US$400 million of 7.75% Senior Notes due 2017. We used the net proceeds from the notes to repay one part of US$700 million outstanding under the bridge loan facility used to finance Veritas acquisition.

•	Convertible bonds

Convertible bonds — (€325 million, 1.75% Senior Notes, maturity 2020)

As of December 31, 2017 the debt related to 2020 convertible bonds amounted to €296.7 million (or US$355.8 million).

Following the reverse split and the change of nominal value of ordinary shares that occurred in 2017 (see note 15) the conversion ratio was 0.044 CGG share per one bond.

In May 2015, CGG initiated a simplified public exchange offer for its outstanding 11,200,995 bonds convertible into and/or exchangeable for new or existing share of the Company (convertible bonds) due 2019, with the intention to issue new convertible bonds due 2020 at a ratio of five 2020 convertible bonds for two 2019 convertible bonds tendered into the offer.

On June 26, 2015, holders exchanged 90.3% of the principal amount of the existing 2019 convertible bonds (or 10,114,014 bonds). In consideration, CGG issued 25,285,035 convertible bonds maturing on January 1, 2020 for a total nominal amount of €325.1 million (or US$363.7 million converted at the historical closing exchange rate of US$1.1189).

The 2020 convertible bonds’ nominal value was set at €12.86 per bond (versus €32.14 for the 2019 convertible bonds). The new bonds bear interest at a rate of 1.75% payable semi-annually in arrears on January 1 and July 1 of each year (versus 1.25% for the 2019 convertible bonds). The bonds entitle the holders to receive new and/or existing CGG shares at the ratio of one share per one bond, subject to adjustments. Under certain conditions, the bonds may be redeemed prior to maturity at our option.

As of June 30, 2015, as a result of this transaction, we derecognized the financial liability and equity components related to the 2019 convertible bonds that were exchanged and we recognized the 2020 convertible bonds at their fair value. The impact of the transaction on the net income of the period was not significant. The impact on equity amounted to US$8.5 million, net of taxes. The financial liability component was assessed using a 6.63% interest rate and amounted to €265.4 million (or US$296.9 million).

Convertible bonds — (previously €360 million, now €35 million, 1.25% Senior Notes, maturity 2019)

As of December 31, 2017 the debt related to 2019 convertible bonds amounted to €33.5 million (or US$40.2 million).

Following the reverse split and the change of nominal value of ordinary shares that occurred in 2017 (see note 15) the conversion ratio was 0.044 CGG share per one bond.

As a result of the simplified public exchange offer (see Convertible bonds —€360 million, 1.25% Senior Notes, maturity 2020 above), the outstanding amount of the financial liability that corresponds to the 2019 convertible bonds that were not exchanged amounted to €30.3 million (or US$34 million) in the consolidated statement of financial position as of December 31, 2015.

On November 20, 2012, we issued 11,200,995 bonds convertible into and/or exchangeable for new or existing shares of our company to be redeemed on January 1, 2019 for a total nominal amount of €360 million. We used the net proceeds of the issuance to finance a portion of the €1.2 billion acquisition price for Fugro Geoscience.

The bonds’ nominal value was set at €32.14 per bond, representing an issue premium of 40% of the CGG’s reference share price on the regulated market of NYSE Euronext in Paris. The bonds bear interest at a rate of 1.25% payable semi-annually in arrears on January 1 and July 1 of each year. The bonds entitle the holders to receive new and/or existing CGG shares at the ratio of one share per one bond, subject to adjustments. Under certain conditions, the bonds may be redeemed prior to maturity at our option.

As of November 20, 2012, the financial liability component was US$359 million (€277 million) and the equity component was US$98 million (€75 million), net of issuing fees. The fair value of the financial liability was assessed using a 5.47% interest rate.

•	Credit facilities

Analysis of authorized credit lines as of December 31, 2017 is as follows:

	Date	Maturity	Used amount
	(In millions of US$)
US Revolving facility	2013	2018	161.9
French Revolving facility	2013	2018	309.5

Total credit facilities before issuing fees			471.4

US$165 million Revolving Credit Agreement (US revolving facility)

On July 15, 2013, we entered into a new US revolving credit facility of up to US$165 million with a five-year maturity.

US$325 million Revolving Credit Agreement (French revolving facility)

On July 24, 2014, we extended the maturity of our French revolving credit facility. Our French revolving credit facility is now US$300 million until July 31, 2017 and US$275 million from July 31, 2017.

On July 31, 2013, we entered into a new French revolving credit facility of up to US$325 million with a three-year maturity with two extension options of one year each.

Nordic revolving facility

See bank loans below

•	Bank loans

US$250 million Nordic credit facility

The “Fleet ownership changes” transaction (see note 2 “Significant events”) led to a reduction of the gross debt of the Group of US$182.5 million, corresponding to the principal amount of loans under the Nordic credit facility outstanding as of March 31, 2017.

On December 16, 2014, we completed the amendment and extension of our Nordic credit facility. The credit amount was increased from US$175 million to US$250 million and the maturity extended from May 2018 to December 2019. The new amount is split into a US$100 million authorized revolving facility and a US$150 million term loan. We entered into an interest rate swap to fix the annual rate at 4.3%.

On July 1, 2013, we entered into a five-year US$200 million financing secured by vessel assets, split into two tranches of US$100 million each, the proceeds of which were used in part to reimburse the 2013 tranche of the vendor loan granted by Fugro. We entered into an interest rate swap to fix the annual effective rate at 4.4%.

US$25 million streamer financing

The outstanding value at December 31, 2017, is US$0.6 million.

On September 29, 2014, the US$25 million streamer financing line was reduced to US$12.5 million and further reduced to US$6.3 million on December 18, 2014, in line with the reduction of the capital expenditures and the fleet.

On December 19, 2013, we signed a loan agreement for a maximum amount of US$25 million with multiple drawings. This loan is dedicated to finance the acquisition of marine equipment to be delivered in up to twelve monthly lots over a period of one year. On December 30, 2014, we entered into an interest rate swap to fix the annual rate at 3.6%. This loan is to be reimbursed over five years after the deadline for drawing.

US$45 million Secured Term Loan Facility

On February 12, 2016, we fully repaid our US$45 million Secured Term Loan Facility.

On January 13, 2011, Exploration Vessel Resources II AS entered into a US$45 million credit facility secured by a pledge over the seismic vessel Geowave Voyager.

•	Other loans

Vendor loan granted by Fugro

Following the 2015 debt exchange offer, Fugro vendor loan has been fully replaced by secured term loans due 2019 (see above).

On December 22, 2014, Fugro and CGG amended the Vendor loan including to the effect that 50% of the repayment scheduled on January 31, 2016 to be repaid by CGG on or before January 31, 2017 and the other 50% to be repaid on or before January 31, 2018 (i.e. €42.2 million payable on or before each of January 31, 2017 and January 31, 2018).

On June 27, 2014 we early redeemed the €28.1 million (or US$38.6 million converted at historical average exchange rate of US$1.3726) tranche annual repayment due on January 31, 2015. This redemption was financed with a portion of the proceeds from the €400 million Senior Notes due 2020 issued in April 2014.

On August 21, 2013, we repaid an amount of €112.5 million under the vendor loan to Fugro.

In connection with the Fugro’s Geoscience Division acquisition, Fugro granted to us, on January 31, 2013, a €125 million vendor loan with a year maturity bearing an interest rate of 5.5% per annum, which was increased to €225 million at the date of effective acquisition of the Airborne business.